`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     February 13, 2006

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:		60

Form 13F Information Table Value Total:		220,873

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      952    38890 SH       SOLE                                      38890
American Intl Group Com        COM              026874107     6862   100574 SH       SOLE                                     100574
Amgen Inc                      COM              031162100     5805    73609 SH       SOLE                                      73609
Aquila Inc Com                 COM              03840P102       96    26650 SH       SOLE                                      26650
Aura Sys Inc Com               COM              051526101        0    13000 SH       SOLE                                      13000
Automatic Data Process Com     COM              053015103     3761    81944 SH       SOLE                                      81944
Bank Of America Corp New       COM              060505104      636    13785 SH       SOLE                                      13785
Bed Bath & Beyond Inc Com      COM              075896100     1693    46825 SH       SOLE                                      46825
Berkshire Hathaway Inc Del Cl  COM              084670108     2126       24 SH       SOLE                                         24
Berkshire Hathaway Inc Del Cl  COM              084670207    13489     4595 SH       SOLE                                       4595
Capital Crossing Bk Com        COM              140071101      297     8880 SH       SOLE                                       8880
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
Chesapeake Energy Corp Com     COM              165167107     7098   223710 SH       SOLE                                     223710
ChevronTexaco Corp Com         COM              166764100    12913   227465 SH       SOLE                                     227465
Cisco Sys Inc                  COM              17275R102     6528   381293 SH       SOLE                                     381293
Coca-Cola                      COM              191216100     3246    80534 SH       SOLE                                      80534
Comerica Inc Rbc               COM              200340107      203     3571 SH       SOLE                                       3571
ConocoPhillips Com             COM              20825C104     6258   107565 SH       SOLE                                     107565
Dell Computer                  COM              24702R101     6927   231282 SH       SOLE                                     231282
Du Pont E I De Nemours Com     COM              263534109      220     5182 SH       SOLE                                       5182
E M C Corp Mass Com            COM              268648102      218    16026 SH       SOLE                                      16026
Eli Lilly & Co.                COM              532457108      921    16271 SH       SOLE                                      16271
Exxon Mobil Corp Com           COM              30231G102    15706   279624 SH       SOLE                                     279624
Fidelity Comwlth Tr Ndq Cp Idx COM              315912808      340     3925 SH       SOLE                                       3925
General Electric Co            COM              369604103     8239   235075 SH       SOLE                                     235075
Home Depot                     COM              437076102     7866   194315 SH       SOLE                                     194315
Intel                          COM              458140100     7816   313156 SH       SOLE                                     313156
International Business Machine COM              459200101      220     2681 SH       SOLE                                       2681
J P Morgan Chase & Co          COM              46625H100      243     6124 SH       SOLE                                       6124
Johnson & Johnson              COM              478160104     5757    95793 SH       SOLE                                      95793
Juniper Networks Inc Com       COM              48203R104      223    10000 SH       SOLE                                      10000
Kinder Morgan Inc Kans Com     COM              49455P101     8395    91301 SH       SOLE                                      91301
Lowes Cos Inc Com              COM              548661107     2601    39015 SH       SOLE                                      39015
Lucent Technologies Com        COM              549463107       37    13778 SH       SOLE                                      13778
Mcdonalds                      COM              580135101      860    25500 SH       SOLE                                      25500
Medtronic                      COM              585055106     2286    39715 SH       SOLE                                      39715
Microsoft                      COM              594918104     6519   249303 SH       SOLE                                     249303
Nasdaq 100 Tr Unit Ser 1       COM              631100104      608    15040 SH       SOLE                                      15040
Nokia Corp Sponsored Adr       COM              654902204     3959   216346 SH       SOLE                                     216346
Nortel Networks Corp New       COM              656568102      152    49600 SH       SOLE                                      49600
Oracle Corp Com                COM              68389X105     5938   486326 SH       SOLE                                     486326
Pfizer                         COM              717081103     5110   219107 SH       SOLE                                     219107
Proctor & Gamble               COM              742718109     3378    58361 SH       SOLE                                      58361
Provident Energy Tr Tr Unit    COM              74386K104     2201   203603 SH       SOLE                                     203603
SLM Corp                       COM              78442P106     6711   121813 SH       SOLE                                     121813
Select Sector Spdr Tr Sbi Heal COM              81369Y209     8625   271902 SH       SOLE                                     271902
Student Loan Corp              COM              863902102     8189    39138 SH       SOLE                                      39138
Sun Life Finl Svcs Cda Com     COM              866796105      223     5556 SH       SOLE                                       5556
United Healthcare Corp Com     COM              91324P102     7498   120657 SH       SOLE                                     120657
Unitrin Inc Com                COM              913275103      500    11100 SH       SOLE                                      11100
Verizon Communications Com     COM              92343V104      819    27190 SH       SOLE                                      27190
Wal-Mart Stores Inc            COM              931142103      329     7027 SH       SOLE                                       7027
Walgreens, Inc.                COM              931422109     2020    45630 SH       SOLE                                      45630
iShares Tr Russell 1000 Growth COM              464287614      500     9800 SH       SOLE                                       9800
iShares Tr Russell 2000        COM              464287655      611     9152 SH       SOLE                                       9152
iShares Tr S&P Gbl Energy      COM              464287341     8992    96051 SH       SOLE                                      96051
iShares Tr S&P Midcap Value    COM              464287705     5131    72791 SH       SOLE                                      72791
iShares Tr S&P Smlcp Grow      COM              464287887     1026     8838 SH       SOLE                                       8838
iShares Tr S&P Smlcp Value     COM              464287879      709    11106 SH       SOLE                                      11106
La Quinta Corp Paired Ctf                       50419U202      287    25765 SH       SOLE                                      25765